Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision
For the Years Ended June 30,
	2020	2019	2018

Current income tax expenses	$-	$-	$-
Deferred income tax expenses	-	-	-
Income tax expenses	$-	$-	$-

Schedule of reconciliation of the statutory tax rate to the effective tax rate
	For the Years Ended June 30,
	2020	2019	2018

PRC statutory income tax rate	25%	25%	25%
Effect of different tax rates available to different jurisdictions	(1.0)%	10.6%	(24.5)%
Effect of non-deductible expenses	(0.3)%	(0.2)%	0%
Effect of change in valuation allowance and others	(23.7)%	(35.4)%	(0.5)%
	0%	$0%	0%

Schedule of deferred tax assets
	June 30, 2020	June 30, 2019

Net operating loss carrying forward	$1,432,560	$329,416
Less: valuation allowance	(1,432,560)	(329,416)
	$-	$-